Business Combinations, Acquisition of Astellia S.A (Details)								1 Months Ended	3 Months Ended	12 Months Ended
		Feb. 28, 2018 USD ($) € / shares	Jan. 26, 2018 USD ($) € / shares	Dec. 22, 2017 USD ($) € / shares	Dec. 21, 2017 € / shares	Oct. 10, 2017 USD ($) € / shares	Sep. 08, 2017 USD ($) € / shares	Feb. 22, 2018 USD ($) € / shares	Aug. 31, 2018 USD ($)	Aug. 31, 2018 USD ($) yr	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Feb. 28, 2018 EUR (€)	Feb. 22, 2018 EUR (€)	Jan. 26, 2018 EUR (€)	Dec. 22, 2017 EUR (€)	Oct. 10, 2017 EUR (€)	Sep. 08, 2017 EUR (€)
Business Combinations [Abstract]
Equity loss pick-up										$ (2,080,000)	$ 0	$ 0
Gain on deemed disposal of investment										2,080,000	0	0
Liability assumed [Abstract]
Goodwill									$ 39,892,000	39,892,000	$ 35,077,000	$ 21,928,000
Astellia SA [Member]
Business Combinations [Abstract]
Ownership interest		100.00%	88.40%	40.30%			33.10%	97.30%					100.00%	97.30%	88.40%	40.30%		33.10%
Additional ownership interest		2.70%	48.10%	1.20%	6.00%			8.90%					2.70%	8.90%	48.10%	1.20%
Total consideration		$ 820,600	$ 15,476,900	$ 2,218,600		$ 21,357,500	$ 10,311,100	$ 2,841,400					€ 672,150	€ 2,318,530	€ 12,452,090	€ 1,878,610	€ 17,321,380	€ 8,567,500
Share price (in euros per share) | € / shares		$ 10	$ 10	$ 10	€ 10	$ 10	$ 10	$ 10
Total consideration paid for shares		$ 32,137,800											25,888,880
Cash recognised as of acquisition date		$ 5,896,800											4,786,000
Equity loss pick-up										(2,079,800)
Gain on deemed disposal of investment										2,079,800
Gain recognized in excess of fair value of non-controlling interest and purchase price paid										352,000
Sales and net loss attributable to parent interest [Abstract]
Sales	[1]									16,377,000
Net loss attributable to the parent interest	[1],[2]									12,850,000
Pro forma sales										292,134,000
Pro forma net loss attributable to the parent interest										18,768,000
Acquisition related deferred revenue fair value adjustment										2,095,000
Amortization of acquired intangible assets										$ 5,077,000
Assets acquired [Abstract]
Accounts receivable			$ 16,374,000
Income taxes and tax credits recoverable			11,259,000
Inventories			3,045,000
Prepaid expenses			1,229,000
Property, plant and equipment			1,944,000
Core technologies			12,869,000
Customer relationships			8,381,000
Brand name			846,000
Other intangible assets			498,000
Other assets			1,402,000
Total assets acquired			57,847,000
Liability assumed [Abstract]
Accounts payable and accrued liabilities			11,068,000
Deferred revenue			4,748,000
Long-term debt (note 12)			8,888,000
Deferred income tax liabilities			2,692,000
Other liabilities			6,715,000
Net identifiable assets acquired			23,736,000
Goodwill			2,505,000
Fair value of the total consideration transferred, net of cash acquired			26,241,000										€ 21,102,880
Fair value of total consideration, net of cash acquired [Abstract]
Cash paid net of cash acquired			9,580,000
Fair value of shares held			12,967,000
Non-controlling interest (purchased in February 2018)			3,694,000
Estimated fair value of accounts receivable			16,374,000
Gross contractual amounts receivable for acquired receivables			18,758,000
Gross contractual cash flows not expected to be collected			$ 2,384,000
Increase in accounts receivable									497,000
Increase in intangible assets									3,444,000
Increase in accounts payable and accrued liabilities									497,000
Increase in deferred income tax liabilities									2,692,000
Decrease in goodwill									$ 752,000
Astellia SA [Member] | Brand Name [Member]
Fair value of total consideration, net of cash acquired [Abstract]
Estimated useful life of intangible assets | yr										1
Astellia SA [Member] | Bottom of Range [Member] | Core Technologies [Member]
Fair value of total consideration, net of cash acquired [Abstract]
Estimated useful life of intangible assets | yr										4
Astellia SA [Member] | Bottom of Range [Member] | Customer Relationships [Member]
Fair value of total consideration, net of cash acquired [Abstract]
Estimated useful life of intangible assets | yr										2
Astellia SA [Member] | Top of Range [Member] | Core Technologies [Member]
Fair value of total consideration, net of cash acquired [Abstract]
Estimated useful life of intangible assets | yr										8
Astellia SA [Member] | Top of Range [Member] | Customer Relationships [Member]
Fair value of total consideration, net of cash acquired [Abstract]
Estimated useful life of intangible assets | yr										5

[1]	Includes acquisition-related deferred revenue fair value adjustment of $ 2,095,000.
[2]	Includes amortization of acquired intangible assets of $ 5,077,000.